Schedule of Disaggregation of Revenue by Product (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Total Revenue	$ 778		$ 747	$ 43
Safety Aparel [Member]
Total Revenue	11		119
Fire Safety Equipment [Member]
Total Revenue	754		603
Maintenance and Servicing [Member]
Total Revenue	4		6
Project Supply and Installation [Member]
Total Revenue	$ 9		20
Clinical Trial Supply [Member]
Total Revenue				$ 43